Client Name:
Client Project Name:	BRAVO 2025-CES2
Start - End Dates:	10/1/2024 - 6/3/2025
Deal Loan Count:	1,091

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	Income/Employment	CRDINC2412	Income documents in file are not for consecutive years	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Compliance	XXX Home Equity	CMPTXHE320	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	39
Compliance	XXX Home Equity	CMPTXHE321	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	39
Total				82

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